Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales	$ 6,454	$ 9,701
Costs and expenses
Cost of products sold	4,685	5,142
Freight and other distribution costs	894	963
Export duties, net	8	18
Amortization	541	589
Selling, general and administration	307	365
Equity-based compensation	25	5
Restructuring and impairment charges	279	60
Operating expense	6,738	7,142
Profit (loss) from operating activities	(284)	2,559
Finance income (expense), net	51	(3)
Other income	5	37
Earnings (loss) before tax	(228)	2,593
Tax recovery (provision)	61	(618)
Earnings (loss)	$ (167)	$ 1,975
Earnings per share
Basic (in usd per share)	$ (2.01)	$ 21.06
Diluted (in usd per share)	$ (2.01)	$ 20.86